SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE BASED COMPENSATION
Summary of stock option-based compensation expense
In Thousands of US Dollars
Functional Expense Category	2024	2023	2022
General and administrative expense	$301	$2,126	$417
Research and development expense	370	1,231	175
Total	$671	$3,357	$592